Stockholders' Equity - Schedule of Restricted Stock Unit Activity (Details) - Restricted Stock Unit	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Stock Units, Granted | shares	13,913,076
Number of Restricted Stock Units, Ending Balance | shares	13,913,076
Weighted Average grant date fair value, Granted | $ / shares	$ 8.94
Weighted Average grant date fair value, Ending Balance | $ / shares	$ 8.94